Pension And Other Employee Benefit Plans (Schedule Of Amounts Recognized In Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Abstract]
Unfunded status - non-current liability	$ (12.2)	$ (19.9)
Accumulated OCI	37.3	33.4
Net amount recognized	$ 25.1	$ 13.5